Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2021
Other payables and accruals
Summary of Other Payables and Accruals

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Payroll and welfare payables	30,625	42,612
Accrued professional service fees and listing expenses	10,437	35,368
Accrued taxes other than income tax	1,668	2,583
Deferred income from ADS depository (Note)	19,766	14,995
Others	48,668	61,674
	111,164	157,232